UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02328
Boulder Growth and Income Fund, Inc.
(Exact name of registrant as specified in charter)
1680 38th Street, Suite 800 Boulder, CO 80301
(Address of principal executive offices) (Zip code)
Stephen C. Miller, Esq. 1680 38th Street, Suite 800 Boulder, CO 80301
(Name and address of agent for service)

Registrant's telephone number, including area code:		303-444-5483

Date of fiscal year end:	November 30, 2005

Date of reporting period:	August 31, 2005

Item 1. Schedule of Investments. –  The schedule of investments for the period ended August 31, 2005 is filed herewith.

Portfolio of Investments as of August 31, 2005
(Unaudited)	Boulder Growth & Income Fund, Inc.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS—106.3%
DOMESTIC COMMON STOCKS—95.5%

Beverages—9.7%
160,300	Anheuser-Busch Companies, Inc. (•)	$7,102,894
50,000	Pepsi Bottling Group, Inc.	1,474,000
		8,576,894

Diversified—29.1%
310	Berkshire Hathaway Inc., Class A (•)(+)	25,776,500

Financial Services—5.1%
58,000	Doral Financial Corp.	831,720
40,000	Federated Investors, Inc.	1,242,400
90,000	H&R Block, Inc. (•)	2,425,500
		4,499,620

Food-Misc/Diversified—1.3%
60,000	Sara Lee Corporation	1,140,000

Insurance—7.1%
38,500	Fidelity National Financial, Inc.	1,506,120
40,000	First American Corporation	1,664,400
55,750	Marsh & McLennan Companies, Inc.	1,563,788
30,000	Torchmark Corporation (•)	1,582,200
		6,316,508

Manufacturing—3.7%
50,500	Eaton Corporation	3,227,960

Pharmaceuticals—6.6%
42,000	Bristol-Meyers Squibb Company (•)	1,027,740
30,000	Forest Laboratories, Inc. (+)	1,332,000
65,000	Merck & Company, Inc.	1,834,950
66,000	Pfizer, Inc.	1,681,020
		5,875,710

REITS—28.4%
70,000	Archstone-Smith Realty Trust (•)	2,821,000
43,000	Arden Realty, Inc.	1,640,450
44,000	AvalonBay Communities, Inc. (•)	3,697,760
26,000	First Industrial Realty Trust, Inc.	985,400
82,000	Health Care Property Investors, Inc.	2,227,940
33,000	Healthcare Realty Trust, Inc.	1,277,100
260,000	HRPT Properties Trust	3,328,000
19,000	Liberty Property Trust	824,600
16,200	Nationwide Health Properties, Inc.	378,756
30,000	Pan Pacific Retail Properties, Inc.	1,988,100
56,600	Prentiss Properties Trust	2,175,704
40,000	Regency Centers Corporation	2,333,200
42,000	Sun Communities, Inc.	1,423,800
		25,101,810

Retail—2.1%
42,000	Wal-Mart Stores, Inc.	1,888,320

Savings & Loan Companies—2.4%
51,000	Washington Mutual, Inc.	$2,120,580

	Total Domestic Common Stocks (cost $71,904,378)	84,523,902

FOREIGN COMMON STOCKS—10.8%

France—1.1%
6,800	Unibail	970,942

Germany—1.1%
4,138	Deutsche Wohnen AG	970,495

Netherlands—1.2%
31,663	Heineken NV	1,019,858

New Zealand—3.4%
3,750,135	Kiwi Income Property Trust	3,012,048

United Kingdom—4.0%
65,000	British Land Co. PLC	1,033,447
25,000	Diageo PLC, Sponsored ADR	1,442,750
155,000	Great Portland Estates PLC	1,021,711
		3,497,908

	Total Foreign Common Stocks (cost $9,063,537)	9,471,251

WARRANTS—0.0% (**)
1,500	Ono Finance Certificate, Warrant, Expires 5/31/09 (+)	15

	Total Long Term Investments (cost $80,967,915)	93,995,168
SHORT TERM INVESTMENTS—12.2%

Par
Value
BANK DEPOSIT—2.5%
2,205,000	Investors Bank & Trust Money Market Deposit Account, 2.750% due 9/01/05 (cost $2,205,000)	2,205,000

FOREIGN GOVERNMENT BONDS—8.8%
United Kingdom—8.8%
$2,700,000	UK Gilt Treasury Bond, 8.500% due 12/07/05	4,911,454
1,620,000	UK Treasury Bill, .000% due 10/24/05 (*)	2,895,878
		7,807,332

	Total FOREIGN GOVERNMENT BONDS (cost $7,703,877)	7,807,332

U.S. TREASURY BILLS—0.9%
$800,000	3.295% due 9/08/05	$799,487

	Total Short Term Investments (cost $10,708,364)	10,811,819

Total Investments — 118.5% (cost $91,676,279)		104,806,987
	Other Assets and Liabilities—(18.5%)	(16,369,016)

	Net Assets—100%	88,437,971

(•)

At August 31, 2005, securities or a partial position of these securities were pledged as collateral for the loan outstanding. These securities held with the custodian as segregated assets, have an aggregate market value of $43,445,480.

(+)	Non-income producing security.
(*)	Zero coupon bond.
(**)	Amount represents less than 0.1% of net assets.
ADR -	American Depository Receipt.

Boulder Growth and Income Fund, Inc.

August 31, 2005 (Unaudited)

Note 1.  Valuation and Investment Practices

Portfolio Vauation: The net asset value of the Fund’s Common Stock is determined by the Fund’s administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets by the number of shares of Common Stock outstanding. The value of the Fund’s net assets is deemed to equal the value of the Fund’s total assets less the Fund’s liabilities. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price (“NOCP”) on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded using the interest method.

Dividend income is recorded at management’s estimate of the income included in distributions received from investments in real estate investment trusts (“REITs”) and registered investment companies (“RICs”).  Distributions received in excess of this amount are recorded as a reduction of the cost of investments. The actual amounts of income and return of capital are determined by each REIT or RIC only after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions. The Fund’s Management reviews and approves periodically the eligibility of the banks and dealers with which the Fund enters into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

Note 2.  Unrealized Appreciation/(Depreciation)

On August 31, 2005, the net unrealized appreciation on investments based on cost of $91,234,513  for federal income tax purposes was $13,572,474, consisting of $16,452,005 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $(2,879,531) aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BOULDER GROWTH AND INCOME FUND, INC.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	10/7/05

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	10/7/05

By	/s/ Carl D. Johns
Carl D. Johns, Chief Financial Officer, Vice President and Treasurer
(Principal Financial Officer)

Date	10/7/05